STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions
Participant	$ 51,954,514
Employer cash	25,576,016
Employer noncash (HNI Corporation common stock)	4,997,007
Rollovers	3,841,725
Total contributions	86,369,262
Investment Income
Net appreciation in fair value of investments	193,810,831
Interest and dividends	10,107,754
Net investment income	203,918,585
Interest on notes receivable from participants	1,545,796
Total additions	291,833,643
DEDUCTIONS
Benefits paid to participants	171,440,477
Administrative expenses	558,641
Total deductions	171,999,118
NET INCREASE IN ASSETS AVAILABLE FOR BENEFITS	119,834,525
Beginning of year	1,467,045,204
End of year	$ 1,586,879,729